ACQUISITION OF ALTERNATIVE SOLUTIONS	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 3 – Acquisition of Alternative Solutions

On June 27, 2018, the Company closed on the purchase of all of the membership interests in Alternative Solutions and its three operating subsidiaries (collectively, the “Oasis LLCs”) from the members of such entities (other than Alternative Solutions).  The Oasis LLCs operate a fully integrated cannabis business in Las Vegas, Nevada, including a grow; extraction, conversion and processing facility; and a retail dispensary.  The closing occurred pursuant to a Membership Interest Purchase Agreement (the “Acquisition Agreement”) entered into between the Company and Alternative Solutions on December 4, 2017, as amended.  Pursuant to the Acquisition Agreement, the Company initially contemplated acquiring all of the membership interests in the Oasis LLCs from Alternative Solutions. Just prior to closing, the parties agreed that the Company would instead acquire all of the membership interests in Alternative Solutions, the parent of the Oasis LLCs, from its members, and the membership interests in the Oasis LLCs owned by members other than Alternative Solutions.  The revised structure of the transaction is referenced in the Oasis Note, which modified the Acquisition Agreement.

Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 paid in February 2018, for an initial 10% of each of the Oasis LLCs.  At that time, the Company applied for regulatory approval to own an interest in the Oasis LLCs, which approval was received. On June 27, 2018, the Company made the payments to indirectly acquire the remaining 90% of the Oasis LLCs, which were equal to cash in the amount of $5,995,543, a $4.0 million promissory note due in December 2019 (see note 15), (the “Oasis Note”), and 22,058,823 shares of its common stock (see note 17), (the “Purchase Price Shares”) (collectively, the “Closing Consideration”). The cash payment of $5,995,543 was less than the $6,200,000 payment originally contemplated because the Company assumed an additional $204,457 of liabilities. The Company used the proceeds of a Canadian private securities offering to fund the cash portion of the Closing Consideration (see note 17).  The Company then applied for regulatory approval to own the additional 90% in membership interests in the Oasis LLCs, which it received on December 12, 2018. On August 14, 2019, the Company made a prepayment in the amount of $2,500,000, which, along with certain legal fees and other costs in the aggregate amount of $138,784, was applied to the amount due under the $4.0 million promissory note. The Company repaid the balance due under the Oasis Note on December 31, 2019.

The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.

The sellers were also entitled to a $1,000,000 payment from the Company on May 30, 2020 if the Oasis LLCs maintained an average revenue of $20,000 per day during the 2019 calendar year. The fair value of this contingent consideration was $678,111 at the acquisition date as determined by the Company’s outside valuation consultants. At May 31, 2019, the Company increased the value of this contingent consideration to $1,000,000 and charged the amount of $321,889 to operations during the year ended May 31, 2019. This amount was recorded as a contingent liability on the Company’s balance sheet at May 31, 2019.

The full amount of the bonus payment was earned, and on May 27, 2020, the Company made a payment in the amount of $850,000 to the sellers. The Company deposited the balance due to sellers of $150,000 with an escrow agent to hold pending the outcome of a tax audit. During the year ended May 31, 2020, the State of Nevada notified the Oasis LLCs that it would be conducting a tax audit for periods both before and after the closing of the sale to CLS. The Oasis LLCs have not yet received the demand from the State of Nevada with the precise amount due and the amount escrowed is the Company’s best estimate of the pre-closing tax liability. If the ultimate tax liability is less than $150,000, the balance of the escrowed amount will be paid to sellers. As of November 30, 2020, the $150,000 remains a liability on the Company’s balance sheet and $150,0000 in recorded in an escrow account in the asset section of the Company’s balance sheet.

The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by a third party valuation expert.  During the preliminary purchase price allocation period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, the Company may record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in its operating results in the period in which the adjustments were determined. The Company assessed these intangible assets as of May 31, 2020 for purposes of determining if an impairment existed as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company recorded an impairment of goodwill in the amount of $25,185,003 based upon the difference between the carrying value of $25,742,899 and the fair value $557,896. Fair value was based upon the price of the Company’s common stock at May 31, 2020 of $0.06 per share. (see note 12). At November 30, and May 31, 2020, the net amount of goodwill on the Company’s balance sheet was $557,896.

The Company recognized revenue from the Oasis LLCs in the amounts of $4,907,889 and $3,056,431 for the three months ended November 30, 2020 and 2019, respectively. The Company recognized revenue from the Oasis LLCs in the amounts of $8,688,758 and $5,915,446 for the six months ended November 30, 2020 and 2019, respectively.

NOTE 4 – ACQUISITION OF ALTERNATIVE SOLUTIONS

On June 27, 2018, the Company closed on the purchase of all of the membership interests in Alternative Solutions and its three operating subsidiaries (collectively, the “Oasis LLCs”) from the members of such entities (other than Alternative Solutions).  The Oasis LLCs operate a fully integrated cannabis business in Las Vegas, Nevada, including a grow; extraction, conversion and processing facility; and a retail dispensary.  The closing occurred pursuant to a Membership Interest Purchase Agreement (the “Acquisition Agreement”) entered into between the Company and Alternative Solutions on December 4, 2017, as amended.  Pursuant to the Acquisition Agreement, the Company initially contemplated acquiring all of the membership interests in the Oasis LLCs from Alternative Solutions. Just prior to closing, the parties agreed that the Company would instead acquire all of the membership interests in Alternative Solutions, the parent of the Oasis LLCs, from its members, and the membership interests in the Oasis LLCs owned by members other than Alternative Solutions.  The revised structure of the transaction is referenced in the Oasis Note, which modified the Acquisition Agreement.

Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 paid in February 2018, for an initial 10% of each of the Oasis LLCs.  At that time, the Company applied for regulatory approval to own an interest in the Oasis LLCs, which approval was received. On June 27, 2018, the Company made the payments to indirectly acquire the remaining 90% of the Oasis LLCs, which were equal to cash in the amount of $5,995,543, a $4.0 million promissory note due in December 2019 (see note 16), (the “Oasis Note”), and 22,058,823 shares of its common stock (see note 18), (the “Purchase Price Shares”) (collectively, the “Closing Consideration”). The cash payment of $5,995,543 was less than the $6,200,000 payment originally contemplated because the Company assumed an additional $204,457 of liabilities. The Company used the proceeds of a Canadian private securities offering to fund the cash portion of the Closing Consideration (see note 18).  The Company then applied for regulatory approval to own the additional 90% in membership interests in the Oasis LLCs, which it received on December 12, 2018. On August 14, 2019, the Company made a prepayment in the amount of $2,500,000, which, along with certain legal fees and other costs in the aggregate amount of $138,784, was applied to the amount due under the $4.0 million promissory note. The Company repaid the balance due under the Oasis Note on December 31, 2019.

The number of Purchase Price Shares was equal to 80% of the offering price of the Company’s common stock in its last equity offering, which price was $0.34 per share.  The Oasis Note is secured by a first priority security interest over the membership interests in Alternative Solutions and the Oasis LLCs, as well as by the assets of the Oasis LLCs.  The Company also delivered a confession of judgment to a representative of the sellers that will become effective, in general, if the Company defaults under the Oasis Note.

A claim was made that Oasis owed certain amounts to a consultant at the acquisition date; Oasis disputed this claim.   This claim was accrued on the Company’s balance sheet as of May 31, 2019, and was resolved during the year ended May 31, 2020.

The sellers were also entitled to a $1,000,000 payment from the Company on May 30, 2020 if the Oasis LLCs maintained an average revenue of $20,000 per day during the 2019 calendar year. The fair value of this contingent consideration was $678,111 at the acquisition date as determined by the Company’s outside valuation consultants. At May 31, 2019, the Company increased the value of this contingent consideration to $1,000,000 and charged the amount of $321,889 to operations during the year ended May 31, 2019. This amount was recorded as a contingent liability on the Company’s balance sheet at May 31, 2019.

The full amount of the bonus payment was earned, and on May 27, 2020, the Company made a payment in the amount of $850,000 to the sellers. The Company deposited the balance due to sellers of $150,000 with an escrow agent to hold pending the outcome of a tax audit. During the year ended May 31, 2020, the State of Nevada notified the Oasis LLCs that it would be conducting a tax audit for periods both before and after the closing of the sale to CLS. The Oasis LLCs have not yet received the demand from the State of Nevada with the precise amount due and the amount escrowed is the Company’s best estimate of the pre-closing tax liability. If the ultimate tax liability is less than $150,000, the balance of the escrowed amount will be paid to sellers. As of May 31, 2020, the $150,000 remains a liability on the Company’s balance sheet and $150,0000 in recorded in an escrow account in the asset section of the Company’s balance sheet.

The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intellectual property	319,600
License & customer relationships	990,000
Tradenames	301,000
Non-compete agreements	27,000
Goodwill	25,742,899
Total purchase price	$27,975,650

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by a third party valuation expert.  During the preliminary purchase price allocation period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill.  After the preliminary purchase price allocation period, the Company may record adjustments to assets acquired or liabilities assumed subsequent to the purchase price allocation period in its operating results in the period in which the adjustments were determined. The Company assessed these intangible assets as of May 31, 2020 for purposes of determining if an impairment exists as set forth in ASC 350 – Intangibles – Goodwill and Other and ASC 360 – Property Plant and Equipment. Pursuant to ASC 360, the Company recorded an impairment of goodwill in the amount of $25,185,003 based upon the difference between the carrying value of $25,742,899 and the fair value $557,896. Fair value was based upon the price of the Company’s common stock at May 31, 2020 of $0.06 per share. (see note 12). At May 31, 2020, the net amount of goodwill on the Company’s balance sheet was $557,896.

The Company recognized revenue from the Oasis LLCs in the amount of $11,917,629 and $8,459,048 for the years ended May 31, 2020 and 2019, respectively.

Pro forma results

The following table sets forth the unaudited pro forma results of the Company as if the acquisition of the Oasis LLCs was effective on June 1, 2018.  These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Twelve months ended May 31, 2019
(unaudited)
Revenues	$9,759,956
Net loss	$(26,671,841)
Basic net loss per share	$(0.26)
Diluted net loss per share	$(0.26)
Weighted average shares - basic	102,869,612
Weighted average shares - diluted	102,869,612